Commitment and Contingencies - Schedule of Company’s Supplemental Cash Flow Information Related to Leases (Details) $ in Thousands	11 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Company’s Supplemental Cash Flow Information Related to Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 116